Acquisitions - 2021 business acquisitions (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 28, 2021 a facility item	Oct. 01, 2021 USD ($) a EquityInstruments item Plant facility	May 01, 2021 USD ($)	Apr. 07, 2021 USD ($) EquityInstruments T shares	Jan. 31, 2022 USD ($) ft² a	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration liability						$ 28,839	$ 1,898
EMMAC
Disclosure of detailed information about business combination [line items]
Cultivation facilities volume | T				10
Cash paid				$ 45,211
Consideration paid				267,551
Contingent consideration liability				27,207			$ 9,154
Transaction cost				$ 2,615
Pro forma revenue						1,214,526
Pro forma net income (loss)						(115,354)
Revenue						18,770
Net income (loss)						(23,495)
EMMAC | Deferred Tax liability
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						23,228
EMMAC | Other liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						10,442
EMMAC | Biological assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						3,521
EMMAC | Other assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						660
EMMAC | Intangible assets other than goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						100
EMMAC | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(30,910)
EMMAC | At the Closing of Transaction
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction				5.00%
EMMAC | At the End of Each Calendar Quarter After Closing
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction				5.00%
EMMAC | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments				15,714,390
Shares issued value				$ 178,578
Shares held in escrow | shares				706,105
Value of shares held in escrow				$ 7,401
MCCW
Disclosure of detailed information about business combination [line items]
Transaction cost			$ 0
Pro forma revenue						1,223,098
Pro forma net income (loss)						101,135
Revenue						25,132
Net income (loss)						10,250
Los Sueos Farms, LLC
Disclosure of detailed information about business combination [line items]
Number of grow facilities acquired | facility		3
Facility area acquired | a		66
Number of dispensaries | item		2
Cash paid		$ 20,582
Contingent consideration liability		2,690
Transaction cost		$ 487
Pro forma revenue						1,224,864
Pro forma net income (loss)						105,901
Revenue						3,529
Net income (loss)						$ 6,326
Number of promissory notes | item		2
Number of Indoor Plants Grow From Acquisition | Plant		1,800
Los Sueos Farms, LLC | At the Closing of Transaction
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction		20.00%
Los Sueos Farms, LLC | At the End of Each Calendar Quarter After Closing
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction		5.00%
Los Sueos Farms, LLC | Secured Promissory Notes
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes		$ 9,439
Los Sueos Farms, LLC | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments		2,539,474
Shares issued value		$ 23,449
Bloom
Disclosure of detailed information about business combination [line items]
Number of grow facilities acquired | facility	2
Facility area acquired | a	63,500
Number of dispensaries | item	4
Pueblo West Organics | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Cash paid					$ 6,250
Ownership interest acquired					100.00%
Licensed Marijuana Cultivation Facility and Processing Facility Acquired | ft²					75,960
Licensed marijuana dispensary and cultivation facility | ft²					12,000
Licensed outdoor cultivation facility | a					2.1